Financial Income and Expenses - Summary of Financial Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about finance income expense [line items]
Net revaluation gains and losses on financial assets	kr (100)	kr (429)	kr (522)
Financial income	1,295	151	(50)
Financial expenses	(2,702)	(2,032)	(1,570)
Net foreign exchange gains/losses	(395)	(824)	405
Total	(1,802)	(2,705)	(1,215)
Financial instruments at fair value through profit or loss	758	887	(127)
Financial liabilities designated at fair value through profit or loss	(1,322)	(2,087)
Financial assets at amortized cost			(103)
Financial assets at fair value through OCI / available for sale		(81)	40
Financial liabilities at amortized cost			72
Contractual interest on financial assets [member]
Disclosure of detailed information about finance income expense [line items]
Finance income	1,395	580	472
Financial assets at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Finance income	591	422	353
Contractual interest on financial liabilities [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(1,392)	(1,430)	(1,144)
Contractual interest on financial liabilities at amortized cost [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(302)	(474)	(559)
Net revaluation gains and losses on financial liabilities [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(69)	(27)
Lease interest expense [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	(551)
Other financial expenses [member]
Disclosure of detailed information about finance income expense [line items]
Financial expenses	kr (690)	kr (575)	kr (426)